Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥ (7,147)	¥ (14,906)		¥ 1,156
Tax effects	749	3,241		(432)
Remeasurement of defined benefit pension plans	(6,398)	(11,665)	[1]	724
Exchange differences on translation of foreign operations:
Amounts arising during the year	(190,190)	39,276		8,125
Reclassification adjustments to profit or (loss)	399	(3,134)		39,964
Before tax effects	(189,791)	36,142		48,089
Tax effects	(17,281)	(5,166)		(1,478)
Exchange differences on translation of foreign operations	(207,072)	30,976	[1]	46,611
Net changes on revaluation of available-for-sale financial assets
Amounts arising during the year	0	0		24,413
Reclassification adjustments to profit or (loss)	0	0		(23,773)
Before tax effects	0	0		640
Tax effects	0	0		4,074
Net changes on revaluation of available-for-sale financial assets	0	0	[1]	4,714
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	(6,722)	7,202		0
Tax effects	3,210	(1,202)		0
Changes in fair value of financial assets measured at fair value through OCI	(3,512)	6,000	[1]	0
Cash flow hedges:
Amounts arising during the year	(37,626)	(28,063)		(1,460)
Reclassification adjustments to profit or (loss)	620	(6,363)		4,240
Before tax effects	(37,006)	(34,426)		2,780
Tax effects	11,317	633		(861)
Cash flow hedges	(25,689)	(33,793)	[1]	1,919
Hedging cost:
Amounts arising during the year	(344)	(4,088)		3,130
Reclassification adjustments to profit or (loss)	(890)	(908)		(815)
Before tax effects	(1,234)	(4,996)		2,315
Tax effects	377	87		(709)
Hedging cost	(857)	(4,909)	[1]	1,606
Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	(181)	(101)		295
Reclassification adjustments to profit or (loss)	0	7		87
Before tax effects	(181)	(94)		382
Tax effects	0	0		0
Share of other comprehensive income of investments accounted for using the equity method	(181)	(94)		382
Other comprehensive income (loss) for the year, net of tax	¥ (243,709)	¥ (13,485)	[1],[2]	¥ 55,956

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation